Reverse recapitalization (Details) - Schedule of Common Stock Issued and Outstanding Reverse Recapitalization - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Schedule of Company’s Ordinary Shares Issued and Outstanding Immediately [Abstract]
UPTD’s Common Stock outstanding prior to Reverse Recapitalization	2,329,920
Less: redemption of UPTD’s Common Stock	(628,688)
Common Stock issued to PIPE investment	1,000,000
Conversion of Estrella’s Common Stock into UPTD’s Common Stock	32,500,000	750,000
Total Common Stock outstanding	35,201,232	978,243